Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 16,621	$ 18,741
Deferred tax liabilities	(26,092)	(24,849)
Net asset (liability)	(9,471)	(6,108)	$ (5,485)	$ (3,179)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,283	7,936
Deferred tax liabilities	(4)	0
Net asset (liability)	4,279	7,936
Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	478	520
Deferred tax liabilities	(25,574)	(23,724)
Net asset (liability)	(25,096)	(23,204)
Asset retirement obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,338	6,928
Deferred tax liabilities	0	0
Net asset (liability)	8,338	6,928
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,178	1,180
Deferred tax liabilities	(2)	(2)
Net asset (liability)	1,176	1,178
Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	575	535
Deferred tax liabilities	(6)	(5)
Net asset (liability)	569	530
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	258	406
Deferred tax liabilities	(157)	(313)
Net asset (liability)	101	93
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,511	1,235
Deferred tax liabilities	(349)	(805)
Net asset (liability)	$ 1,162	$ 430